OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

12      OTHER NON-CURRENT ASSETS

	December 31,	December 31,
	2022	2021

Financial assets
Long-term receivables (i)	513,281	504,307
Less: impairment (ii)	(443,088)	(15,542)
	70,193	488,765

Prepayment for mining rights	873,277	806,534
Long-term prepaid expenses	838,568	653,241
Deferred losses for sale and leaseback transactions	77,449	97,070
Input VAT to be deducted	241,757	305,150
Others	330,256	481,901
	2,361,307	2,343,896

	2,431,500	2,832,661
(i)	As of December 31, 2022 and December 31, 2021, long-term receivables were denominated in RMB and non-interest bearing.
(ii)	During the year ended December 31, 2022, an impairment loss of RMB384 million was recognized for a long-term lease receivable from a third party lessee due to its default on the lease contract of an alumina production line of the Group.